TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
TAXES ON INCOME
Schedule of components of deferred income taxes:

	December 31,
	2023	2022
Deferred tax assets:
Research and development costs	$333	$661
Depreciation and amortization	534	519
Employees and other accruals	1,989	1,457
Operating lease liabilities	2,870	2,691
Share-based compensation	2,922	1,177
Net operating losses	1,958	908
Other	—	467
Deferred tax assets	10,606	7,880
Valuation allowance	(861)	(1,010)
Net deferred tax assets	9,745	6,870
Deferred tax liabilities:
Property and equipment	(281)	(182)
Marketable securities	(198)	—
Operating lease right-of-use assets	(3,100)	(2,980)
Intangible assets	(3,698)	(1,529)
Total deferred tax liabilities	(7,277)	(4,691)
Total deferred tax assets, net	$2,468	$2,179

As of December 31, 2023 unrecognized tax benefit in the amounts of $966 was presented net from deferred tax asset.

Schedule of effective tax rate reconciliation

	Year ended
	December 31,
	2023	2022	2021
Income before taxes on income, as reported in the consolidated statements of income	$78,601	$28,912	$18,635
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	$18,078	$6,650	$4,286
Foreign currency measurement differences (*)	—	662	(172)
Preferred Enterprise tax (**)	(5,695)	(1,996)	(388)
Subsidiaries taxed at different tax rate	(74)	418	61
Non-deductible expenses	5,871	732	414
Uncertain tax positions	2,015	858	90
Other	(128)	(140)	424
Actual tax expenses	$20,067	$7,184	$4,715
(*)

Results for tax purposes are measured under the “Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985”, in terms of earnings in NIS. As explained in Note 2c, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.

		Year ended December 31,
		2023	2022	2021
(**)	Basic earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.10	$0.04	$0.01
	Diluted earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.10	$0.04	$0.01

Schedule of income before taxes on income

	Year ended
	December 31,
	2023	2022	2021
Domestic (Israel)	$63,895	$22,205	$18,045
Foreign	14,706	6,707	590
Total	$78,601	$28,912	$18,635

Schedule of actual tax expenses

	Year ended
	December 31,
	2023	2022	2021
Current:
Domestic (Israel)	$12,672	$4,528	$4,463
Foreign	8,651	4,171	1,155
Total current income tax expense	$21,323	$8,699	$5,618
Deferred:
Domestic	391	(181)	(276)
Foreign	(1,647)	(1,334)	(627)
Total deferred income tax expense	(1,256)	(1,515)	(903)
Total taxes on income	$20,067	$7,184	$4,715

Schedule of unrecognized tax benefits

	2023	2022
Uncertain tax positions, beginning of year	$1,782	$1,081
Decrease related to previous years’ tax positions	(385)	(247)
Increase related to previous years’ tax positions	—	41
Increases in tax positions for current year	2,831	907
Uncertain tax positions, end of year	$4,228	$1,782